Gains or losses on financial assets and liabilities - Schedule of detail of liability balances measured at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Financial liabilities at fair value through profit or loss	€ 188,511	€ 162,637	€ 155,453
Deposits
Financial instruments
Financial liabilities at fair value through profit or loss	87,374	80,503	62,620
Central banks
Financial instruments
Financial liabilities at fair value through profit or loss	15,074	9,017	7,497
Credit institutions
Financial instruments
Financial liabilities at fair value through profit or loss	27,909	19,597	11,754
Customers
Financial instruments
Financial liabilities at fair value through profit or loss	44,391	51,889	43,369
Marketable debt securities
Financial instruments
Financial liabilities at fair value through profit or loss	7,554	5,371	5,427
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	35,830	26,174	22,515
Derivatives
Financial instruments
Financial liabilities at fair value through profit or loss	57,753	50,589	64,891
Other financial liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	€ 0	€ 0	€ 0